Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Medicine	12,255	—	—
Medical supplies	7,190	2,698	435
Low-value consumables	272	288	46

	19,717	2,986	481